FORFEITURES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
FORFEITURES	FORFEITURESOn December 31, 2025 and 2024, forfeited accounts available to reduce future administrative expenses totaled $2,087 and $221, respectively.